UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Growth Stock Fund	September 30, 2013

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.0%		
CONSUMER DISCRETIONARY 27.9%		
Automobiles 1.4%		
Harley-Davidson	2,043,500	131,275
Tesla Motors (1)	2,063,800	399,180
		530,455
Hotels, Restaurants & Leisure 6.0%		
Carnival (GBP)	3,958,863	134,205
Chipotle Mexican Grill (1)	891,622	382,238
Las Vegas Sands	6,448,900	428,336
Marriott, Class A	2,677,337	112,609
MGM Resorts International (1)	9,842,555	201,182
Starbucks	9,179,020	706,509
Starwood Hotels & Resorts Worldwide	3,635,064	241,550
Wynn Macau (HKD)	7,765,600	26,483
		2,233,112
Household Durables 0.7%		
D. R. Horton	6,901,200	134,090
Lennar, Class A	3,932,300	139,204
		273,294
Internet & Catalog Retail 9.8%		
Amazon.com (1)	5,507,200	1,721,771
Ctrip.com International, ADR (1)	4,238,200	247,638
Netflix (1)	1,168,100	361,188
priceline.com (1)	1,065,714	1,077,384
TripAdvisor (1)	2,858,400	216,781
		3,624,762
Media 2.0%		
Charter Communications, Class A (1)	861,198	116,055
Discovery Communications, Class C (1)	2,299,510	179,638
Twenty-First Century, Class A	7,179,400	240,510

Walt Disney	3,409,000	219,846
		756,049
Multiline Retail 0.3%		
Dollar Tree (1)	1,879,500	107,432
		107,432
Specialty Retail 5.5%		
AutoZone (1)	722,600	305,465
CarMax (1)	5,129,300	248,617
Home Depot	9,428,400	715,144
Lowe's	6,437,200	306,475
Ross Stores	2,578,900	187,744
TSC	3,911,600	262,742
		2,026,187
Textiles, Apparel & Luxury Goods 2.2%		
Lululemon Athletica (1)	3,028,800	221,375
Nike, Class B	2,945,500	213,961
Prada (HKD)	13,416,000	126,447
Under Armour (1)	2,913,600	231,485
		793,268
Total Consumer Discretionary		10,344,559
CONSUMER STAPLES 5.1%		
Beverages 1.3%		
Anheuser-Busch InBev (EUR)	1,033,612	102,889
Monster Beverage (1)	2,112,900	110,399
PepsiCo	2,253,100	179,121
Pernod Ricard (EUR)	708,861	88,025
		480,434
Food & Staples Retailing 2.6%		
Costco Wholesale	2,316,400	266,664
CVS Caremark	6,032,700	342,355

Whole Foods Market	6,261,500	366,298
		975,317
Food Products 0.8%		
Green Mountain Coffee (1)	2,424,200	182,615
Nestle (CHF)	1,726,966	120,784
		303,399
Household Products 0.4%		
Procter & Gamble	1,814,700	137,173
		137,173
Total Consumer Staples		1,896,323
ENERGY 4.9%		
Energy Equipment & Services 1.0%		
FMC Technologies (1)	3,378,300	187,225
Schlumberger	2,334,200	206,250
		393,475
Oil, Gas & Consumable Fuels 3.9%		
Cabot Oil & Gas	4,989,200	186,197
Concho Resources (1)	1,675,200	182,278
EOG Resources	1,100,100	186,225
EQT	2,005,500	177,928
Pioneer Natural Resources	2,181,900	411,943
Range Resources	3,900,000	295,971
		1,440,542
Total Energy		1,834,017
FINANCIALS 5.2%		
Capital Markets 1.9%		
Affiliated Managers Group (1)	724,200	132,268
Franklin Resources	4,005,280	202,467
Invesco	8,744,504	278,949

TD Ameritrade Holding	3,902,900	102,178
		715,862
Consumer Finance 1.0%		
American Express	4,888,900	369,210
		369,210
Diversified Financial Services 0.4%		
IntercontinentalExchange (1)	691,900	125,525
		125,525
Real Estate Investment Trusts 1.9%		
American Tower, REIT	9,632,000	714,020
		714,020
Total Financials		1,924,617
HEALTH CARE 11.3%		
Biotechnology 7.5%		
Alexion Pharmaceuticals (1)	1,857,300	215,744
Biogen Idec (1)	2,645,000	636,810
Celgene (1)	2,676,600	412,009
Gilead Sciences (1)	15,317,200	962,533
Pharmacyclics (1)	1,500,900	207,755
Regeneron Pharmaceuticals (1)	677,500	211,969
Vertex Pharmaceuticals (1)	1,722,300	130,585
		2,777,405
Health Care Equipment & Supplies 0.8%		
IDEXX Laboratories (1)	1,770,900	176,470
Stryker	1,667,500	112,706
		289,176
Health Care Providers & Services 1.7%		
McKesson	3,678,200	471,913

UnitedHealth Group	2,181,339	156,206
		628,119
Pharmaceuticals 1.3%		
Novo Nordisk, Class B (DKK)	934,843	158,715
Valeant Pharmaceuticals International (1)	3,197,000	333,543
		492,258
Total Health Care		4,186,958
INDUSTRIALS & BUSINESS SERVICES 11.7%		
Aerospace & Defense 3.2%		
Boeing	3,488,200	409,863
Precision Castparts	3,360,900	763,731
		1,173,594
Air Freight & Logistics 0.7%		
UPS, Class B	2,822,200	257,864
		257,864
Airlines 0.8%		
Delta Air Lines	5,140,800	121,272
United Continental (1)	5,264,800	161,682
		282,954
Electrical Equipment 1.0%		
Roper Industries	2,924,700	388,605
		388,605
Industrial Conglomerates 2.2%		
Danaher	11,969,700	829,740
		829,740
Machinery 0.3%		
Flowserve	1,772,400	110,580
		110,580

Road & Rail 2.1%		
J.B. Hunt Transport Services	1,755,700	128,043
Kansas City Southern	3,748,320	409,916
Union Pacific	1,456,500	226,253
		764,212
Trading Companies & Distributors 1.4%		
Fastenal	8,730,306	438,698
W. W. Grainger	385,500	100,889
		539,587
Total Industrials & Business Services		4,347,136
INFORMATION TECHNOLOGY 25.9%		
Communications Equipment 1.7%		
Juniper Networks (1)	6,921,400	137,459
QUALCOMM	7,040,100	474,221
		611,680
Computers & Peripherals 2.6%		
Apple	2,038,300	971,760
		971,760
Internet Software & Services 11.5%		
Akamai Technologies (1)	2,819,067	145,746
Baidu, ADR (1)	2,313,800	359,055
eBay (1)	14,158,400	789,897
Facebook (1)	3,798,300	190,827
Google, Class A (1)	2,279,300	1,996,462
LinkedIn (1)	1,817,700	447,263
NAVER (KRW)	256,541	132,964
Rackspace Hosting (1)	1,388,800	73,273
Tencent Holdings (HKD)	2,208,300	115,826

Twitter, Acquisition Date: 9/13/11 Acquisition Cost $18,025 (1)(2)(3)	1,120,002	27,272
		4,278,585
IT Services 6.9%		
Alliance Data Systems (1)	604,600	127,855
Cognizant Technology Solutions (1)	3,456,700	283,864
Fiserv (1)	1,401,400	141,612
MasterCard, Class A	1,506,900	1,013,812
Visa, Class A	5,251,900	1,003,638
		2,570,781
Software 3.2%		
Concur Technologies (1)	1,163,800	128,600
NetSuite (1)	1,153,200	124,476
Red Hat (1)	4,288,200	197,858
Salesforce.com (1)	8,517,900	442,164
ServiceNow (1)	3,558,900	184,885
Workday (1)	1,572,800	127,287
		1,205,270
Total Information Technology		9,638,076
MATERIALS 3.6%		
Chemicals 3.3%		
Ecolab	4,142,200	409,084
FMC	1,918,400	137,587
Praxair	2,603,300	312,943
Sherwin-Williams	2,074,800	377,987
		1,237,601
Construction Materials 0.3%		
Martin Marietta Materials	897,000	88,059
		88,059
Total Materials		1,325,660

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2013, totaled $51,438,000 for the period ended September 30, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $22,068,533,000. Net unrealized gain aggregated $15,048,111,000 at period-end, of which $15,103,466,000 related to appreciated investments and $55,355,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013